Bank Borrowings	6 Months Ended
Jun. 30, 2023
Debt Instrument [Line Items]
Bank Borrowings

10.  Bank Borrowings

Bank borrowings consisted of the following:

	June 30,	December 31,
	2023	2022

	(in US$’000)
Non-current	40,147	18,104

The weighted average interest rate for outstanding bank borrowings for the six months ended June 30, 2023 and year ended December 31, 2022 was 3.51% per annum and 1.73% per annum respectively. The carrying amounts of the Group’s outstanding bank borrowings as at June 30, 2023 and December 31, 2022 were denominated in RMB.

(i)  1-year revolving loan facility

In May 2022, the Group through its subsidiary, entered into a 1-year revolving loan facility with the bank in the amount of HK$390,000,000 (US$50,000,000) with an interest rate at Hong Kong Interbank Offered Rate plus 0.5% per annum. This credit facility was guaranteed by the Company and expired in May 2023.

(ii)  10-year fixed asset loan facility

In October 2021, a subsidiary entered into a 10-year fixed asset loan facility agreement with a bank for the provision of a secured credit facility in the amount of RMB754,880,000 (US$105,490,000) with an annual interest rate at the 5-year China Loan Prime Rate less 0.8% (which was supplemented in June 2022) and interest payments commencing upon completion of the underlying construction in progress. This credit facility is guaranteed by the immediate holding company of the subsidiary and secured by the underlying leasehold land and buildings. As at June 30, 2023 and December 31, 2022, RMB287,287,000 (US$40,147,000) and RMB126,083,000 (US$18,104,000) were utilized from the fixed asset loan facility respectively, of which RMB4,708,000 (US$658,000) and RMB769,000 (US$110,000) were related to capitalized interest respectively.

The Group’s bank borrowings are repayable as from the dates indicated as follows:

	June 30,	December 31,
	2023	2022

	(in US$’000)
Between 1 to 3 years	1,596	360
Between 3 to 4 years	2,127	839
Between 4 to 5 years	2,659	1,079
Later than 5 years	33,765	15,826
	40,147	18,104

As at June 30, 2023, the Group had unutilized bank borrowing facilities of US$65,343,000.